UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05631

Lee Financial Mutual Fund, Inc.
(Exact name of registrant as specified in charter)

3113 Olu Street
Honolulu, HI  96816-1425
(Address of principal executive offices) (Zip code)

Nancy P. O’Hara
Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, PA  19103-6996
(Name and address of agent for service)

(808) 988-8088
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2017

Item 1.  Schedule of Investments.

The Registrant’s schedules of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Par Value		Value (Note 1 (A))
	HAWAII MUNICIPAL BONDS – 91.83%
	Hawaii County
	General Obligation Bonds – 1.33%
$1,025,000	5.000%, 09/01/27	$1,243,684
1,000,000	3.000%, 09/01/32	976,110
		2,219,794
	Hawaii State
	General Obligation Bonds – 3.86%
1,500,000	5.000%, 10/01/24	1,827,675
2,000,000	4.000%, 10/01/26	2,277,860
2,000,000	5.000%, 08/01/30	2,350,440
		6,455,975
	Airport Systems Revenue Bonds – 7.90%
1,000,000	5.000%, 07/01/24	1,109,520
690,000	5.250%, 07/01/26	770,219
8,780,000	5.250%, 07/01/27	9,798,041
1,200,000	5.250%, 07/01/28	1,338,756
180,000	5.000%, 07/01/34	198,220
		13,214,756
	Certificates of Participation–State Office Buildings – 0.63%
500,000	4.000%, 05/01/19	524,745
500,000	4.000%, 05/01/20	534,660
		1,059,405
	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 7.94%
500,000	4.000%, 03/01/37	501,170
5,000,000	4.650%, 03/01/37	5,006,850
7,200,000	6.500%, 07/01/39	7,780,104
		13,288,124
	Hawaii Pacific Health – 4.87%
775,000	4.625%, 07/01/21	844,037
6,000,000	5.500%, 07/01/40	6,468,120
750,000	5.500%, 07/01/43	843,727
		8,155,884

See accompanying notes to schedule of investments.	1

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2017 (Unaudited)

Par Value		Value (Note 1 (A))

	Hawaii Mid-Pacific Institute – 2.13%
$1,920,000	5.000%, 01/01/26	$1,923,322
1,635,000	4.625%, 01/01/36	1,635,016
		3,558,338
	Kahala Nui – 5.80%
500,000	5.000%, 11/15/21	564,305
1,200,000	5.000%, 11/15/27	1,318,560
3,200,000	5.125%, 11/15/32	3,463,296
4,055,000	5.250%, 11/15/37	4,368,005
		9,714,166
	Queen’s Health Systems – 5.28%
2,000,000	5.000%, 07/01/23	2,367,880
1,000,000	5.000%, 07/01/25	1,219,590
4,600,000	5.000%, 07/01/35	5,242,022
		8,829,492
	Department of Hawaiian Home Lands – 2.57%
1,000,000	5.875%, 04/01/34	1,073,240
3,000,000	6.000%, 04/01/39	3,220,200
		4,293,440
	Hawaiian Home Lands – COP Kapolei – 3.62%
950,000	4.125%, 11/01/23	951,796
5,100,000	5.000%, 11/01/31	5,112,903
		6,064,699
	Department of Transportation Airports COP – 4.82%
1,000,000	5.000%, 08/01/23	1,172,520
1,420,000	5.250%, 08/01/24	1,656,018
2,570,000	5.250%, 08/01/26	2,960,974
1,000,000	5.000%, 08/01/27	1,127,950
1,025,000	5.000%, 08/01/28	1,147,621
		8,065,083
	Hawaii Health Systems – 0.03%[1]
730,000	0.000%, 02/15/19	54,020

See accompanying notes to schedule of investments.	2

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2017 (Unaudited)

Par Value		Value (Note 1 (A))

	Highway Revenue – 6.02%
$1,640,000	5.000%, 01/01/26	$1,899,710
1,500,000	5.000%, 01/01/27	1,808,310
160,000	5.000%, 01/01/31	190,118
2,065,000	5.000%, 01/01/33	2,433,128
1,250,000	4.000%, 01/01/34	1,340,688
1,000,000	4.000%, 01/01/35	1,069,300
1,250,000	4.000%, 01/01/36	1,329,562
		10,070,816

	Housing Authority
	HFDC Rental Housing System Revenue Bonds – 3.78%
810,000	4.750%, 07/01/22	849,196
600,000	4.750%, 07/01/23	627,426
895,000	5.000%, 07/01/24	938,175
100,000	5.000%, 07/01/25	104,478
990,000	6.000%, 07/01/26	1,051,182
1,055,000	6.000%, 07/01/27	1,119,461
785,000	6.000%, 07/01/28	832,571
750,000	6.000%, 07/01/29	794,707
		6,317,196
	HFDC Multi-Family-Kuhio Park– 3.55%
2,430,000	4.750%, 10/01/27	2,656,039
3,000,000	4.950%, 04/01/29	3,291,990
		5,948,029
	HFDC Multi-Family-Iwilei Apartments– 2.35%
150,000	3.300%, 01/01/26	155,949
3,620,000	3.750%, 01/01/31	3,773,850
		3,929,799
	HFDC Multi-Family-Kooloaula Apartments– 2.26%
185,000	3.125%, 09/01/22	190,239
3,435,000	4.000%, 09/01/33	3,587,583
		3,777,822

See accompanying notes to schedule of investments.	3

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2017 (Unaudited)

Par Value		Value (Note 1 (A))

	University of Hawaii - Revenue Bonds – 4.36%
$1,000,000	5.000%, 10/01/18	$1,048,620
1,000,000	5.000%, 10/01/19	1,085,890
1,000,000	5.000%, 10/01/29	1,212,360
1,200,000	5.000%, 10/01/30	1,442,724
1,600,000	5.000%, 10/01/31	1,914,880
500,000	5.000%, 10/01/34	584,395
		7,288,869

	Honolulu City & County
	General Obligation Bonds – 4.27%
1,000,000	5.000%, 10/01/25	1,231,000
2,700,000	5.000%, 10/01/29	3,219,480
800,000	5.000%, 10/01/31	947,352
500,000	5.000%, 11/01/33	579,155
1,000,000	5.000%, 10/01/35	1,161,580
		7,138,567
	Water System Revenue Bonds
	Board of Water Supply – 3.14%
2,000,000	5.000%, 07/01/29	2,377,900
2,500,000	5.000%, 07/01/32	2,882,450
		5,260,350
	Wastewater System Revenue Bonds – 6.56%
1,100,000	5.000%, 07/01/20	1,183,149
1,225,000	5.000%, 07/01/24	1,474,116
1,750,000	5.000%, 07/01/26	2,137,170
1,000,000	5.000%, 07/01/26	1,227,030
2,000,000	5.000%, 07/01/32	2,355,180
775,000	4.000%, 07/01/34	827,460
1,520,000	5.000%, 07/01/36	1,774,843
		10,978,948
	Kauai County
	General Obligation Bonds – 1.34%
400,000	3.125%, 08/01/23	428,376
770,000	5.000%, 08/01/24	878,947
880,000	3.625%, 08/01/25	936,320
		2,243,643

See accompanying notes to schedule of investments.	4

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2017 (Unaudited)

Par Value		Value (Note 1 (A))

	Kukuiula Development – 2.03%
$1,090,000	5.625%, 05/15/33	$1,110,993
2,250,000	5.750%, 05/15/42	2,289,803
		3,400,796
	Maui County
	General Obligation Bonds – 1.39%
1,000,000	5.000%, 09/01/23	1,197,800
1,000,000	4.000%, 09/01/28	1,124,120
		2,321,920

	Total Hawaii Municipal Bonds (Cost $148,868,984)	$153,649,931

PRE-REFUNDED2
HAWAII MUNICIPAL BONDS – 6.06%

	Hawaii County
	General Obligation Bonds – 1.89%
$1,755,000	5.000%, 07/15/21	$1,826,955
1,210,000	5.000%, 03/01/25	1,330,685
		3,157,640
	Hawaii State
	General Obligation Bonds – 4.17%
2,340,000	5.000%, 06/01/25	2,510,890
1,660,000	5.000%, 06/01/25	1,782,857
1,535,000	5.000%, 05/01/27	1,585,609
940,000	5.000%, 11/01/28	1,107,057
		6,986,413

	Total Pre-Refunded Hawaii Municipal Bonds (Cost $9,920,512)	$10,144,053

See accompanying notes to schedule of investments.	5

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2017 (Unaudited)

Total Investments (Cost $158,789,496) (a)	97.89%	$163,793,984
Other Assets Less Liabilities	2.11%	3,524,716
Net Assets	100.00%	$167,318,700

(a)	Aggregate cost for federal income tax purposes is $158,789,496.

At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$6,174,331
Gross unrealized (depreciation)	(1,169,843)
Net unrealized appreciation	$5,004,488

[1]	The Hawaii Health Systems municipal bond issue is in default. (See Note 2)

[2]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to schedule of investments.	6

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company.  Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund which is currently offering one Class of Shares:  Investor Shares.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors.  Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.  Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors.  For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them.  Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2017 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of June 30, 2017. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—0-	$163,739,964	$54,020	$163,793,984

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the June 30, 2017 period.

Hawaii Health Systems at Value

Balance as of 03/31/2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases (sales)	Transfers in and/or (out) of Level 3	Balance as of 06/30/2017
$246,400	$—0-	($192,380)	$—0-	$—0-	$54,020

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017:

	Fair Value June 30, 2017	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in input[2]
Hawaii Health Systems	$54,020	Discounted cash flow	Financial Assessment	Increase

[1]	In determining unobservable input, management evaluated the likelihood of obtaining the Hawaii Health Systems defaulted scheduled interest and principal payments.
[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2017 (Unaudited)

(2)	SUBSEQUENT EVENTS DISCLOSURE

The Fund’s management has evaluated events and transactions that occurred subsequent to June 30, 2017 for potential recognition or disclosure.

The Hawaii Health Systems bond is in default because the issuer defaulted on its scheduled interest and principal payments. The Fund is pursuing the issuer and paying agent to obtain the payments owed to the Fund. At June 30, 2017 the Hawaii Health Systems bond was valued as a Level 3 security at $54,020 which represented 0.03% of the Fund’s net assets. This security will continue to be fair valued as a Level 3 security until this matter is resolved.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lee Financial Mutual Fund, Inc.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Date:	July 28, 2017

By:	/s/ Nora B. Foley
Nora B. Foley, Treasurer

Date:	July 28, 2017